Financing Arrangements (Details Narrative) - USD ($)		1 Months Ended		9 Months Ended	12 Months Ended
	Jun. 09, 2016	Jan. 31, 2016	Dec. 31, 2013	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt maturity date description					January 2016 to January of 2017
Company owes amount					$ 341,994	$ 98,384
June 9, 2016 Investors [Member]
Debt face value	$ 450,000
Debt maturity date	Dec. 09, 2016
Payment to acquire investments	$ 375,000
Company owes amount	$ 1,000,000
Debt default interest rate	120.00%
Percentage of premium amount of principal balance	20.00%
Convertible Notes [Member] | Trooien Capital, LLC [Member]
Debt face value			$ 4,000,000
Debt interest rate			10.00%
Debt maturity date description			December 2016
Maximum borrowing capacity under financing agreement			$ 4,000,000
Convertible Notes [Member] | Trooien Capital, LLC [Member] | First Conversion Right [Member]
Percentage of conversion price equal to price of common stock sold			125.00%
Convertible Notes [Member] | Trooien Capital, LLC [Member] | Second Conversion Right [Member]
Warrants coverage percentage			100.00%
Convertible Notes, Due 2016 and 2017 [Member]
Percentage of conversion price equal to price of common stock sold				80.00%
Conversion price per share				$ 5.55
Series Subordinated Note, Due January 2016 [Member]
Debt interest rate				12.00%
Debt maturity date description				January 2016
Notes Payable Due October 2016 [Member]
Debt maturity date description				During 2016, the Company also extended the maturity date of the remaining notes to August 2016 and then to October 2016. In October 2016, the Company further extended the maturity date of these notes to [March 2017].
Repayment of debt				$ 11,000
Notes Payable Due October 2016 [Member] | Minimum [Member]
Debt interest rate				8.25%
Notes Payable Due October 2016 [Member] | Maximum [Member]
Debt interest rate				12.00%
Notes Payable Due August 2021 [Member]
Debt face value				$ 192,000
Debt interest rate				0.00%
Debt maturity date description				August 2021
Percentage of premium amount of principal balance				30.00%
Notes Payable Due August 2021 [Member] | Maximum [Member]
Debt interest rate				20.00%
Installment Note Payable [Member]
Debt face value		$ 330,000
Debt maturity date description		January 2019
Proceeds from issuance of debt		$ 69,000
Installment Note Payable [Member] | Prime Rate [Member]
Debt interest rate				3.50%	3.50%
Installment Note Payable [Member] | Minimum [Member] | Prime Rate [Member]
Debt interest rate		1.00%
Installment Note Payable [Member] | Maximum [Member] | Prime Rate [Member]
Debt interest rate		5.00%
Other Debt [Member]
Debt face value						$ 6,000,000
Debt maturity date description				Due 2016 and 2017, as a result of either the short term duration or recency of its financings or refinancings, the Company believes that the estimated fair value of its outstanding indebtedness approximates market value.